Related party transactions	12 Months Ended
Oct. 31, 2019
Related party transactions [Abstract]
Related party transactions
36 Related party transactions
The Group’s related parties are its subsidiary undertakings, key management personnel and post-employment benefit plans.

Subsidiaries
Transactions between the Company and its subsidiaries have been eliminated on consolidation.

Remuneration of key management personnel
The remuneration of key management personnel of the Group (which is defined as the executive management team and directors) is set out in note 33. There are no loans between the Group and the key management personnel.

Transactions with other related parties.
The following transactions occurred with other related parties:

Contributions made to pension plans by the Group on behalf of employees are set out in note 25.

Sales and purchases of goods and services between related parties are not considered material.